Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to Extend Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 2,679,462,000
Credit card lines [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	13,702,000
Standby Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	111,955,000
Guarantee obligations, maximum exposure	111,955,000
Commercial Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	594,000
Unsecured Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Unsecured letters of credit	$ 29,254,000	$ 39,487,000